ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities at December 31 was as follows:

	2021	2020	2019

Trade payables	$987,498	$1,603,284	$1,507,644
Payroll related liabilities	521,692	60,455	44,677
Accrued liabilities	282,032	66,622	173,387

	$1,791,222	$1,730,361	$1,725,708